Hedge accounting (Detail 4) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Entity [Table]
Cash flow hedge reserve amounts related to hedge relationships for which hedge accounting continues to be applied	$ (4,692)	$ 26
Cash flow hedge reserve amounts related to hedge relationships for which hedge accounting is no longer applied	(540)	743
Total Other comprehensive income recognized directly in equity related to cash flow hedges, on a pre-tax basis	(5,232)	769
UBS AG
Entity [Table]
Cash flow hedge reserve amounts related to hedge relationships for which hedge accounting continues to be applied	(4,692)	26
Cash flow hedge reserve amounts related to hedge relationships for which hedge accounting is no longer applied	(540)	743
Total Other comprehensive income recognized directly in equity related to cash flow hedges, on a pre-tax basis	$ (5,232)	$ 769